Related party transactions	6 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Related party transactions	Related party transactions
Related parties comprise the Company’s executive officers and directors, including their affiliates, and any person that directly, or indirectly through one or more intermediaries, controls, is controlled by, or is under common control of, the Company.
Key management personnel are comprised of six Executive Officers and Directors and six Non-Executive Directors as of June 30, 2024. Key management personnel were comprised of six Executive Officers and Directors and seven Non-Executive Directors as of June 30, 2023.
Compensation for key management and non-executive directors recognized during the periods comprised (in USD thousands):

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Salaries and other short-term employee benefits	$347	$1,202	$1,516	$1,869
Pension costs	60	64	130	116
Share-based compensation expense	2,678	3,076	5,489	4,796
Total	$3,085	$4,342	$7,135	$6,781